UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Matrix Capital Management Company, LLC
Address: 1000 Winter Street
         Suite 4610
         Waltham, MA  02451

13F File Number:  28-10217

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher D. Johnson
Title:     Chief Financial Officer
Phone:     (781) 522-4948

Signature, Place, and Date of Signing:

     /s/ Christopher D. Johnson     Waltham, MA/USA     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $680,387 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD BERMUDA          CL A             G1150G111    43806  1593510 SH       SOLE                  1593510        0        0
AIRVANA INC                    COM              00950V101    24578  4201377 SH       SOLE                  4201377        0        0
ANALOG DEVICES INC             COM              032654105    18617   966111 SH       SOLE                   966111        0        0
APOLLO GROUP INC               CL A             037604105     5867    74900 SH       SOLE                    74900        0        0
AUTODESK INC                   COM              052769106    15144   900900 SH       SOLE                   900900        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407     5077   396300 SH       SOLE                   396300        0        0
CVS CAREMARK CORPORATION       COM              126650100    10446   380000 SH       SOLE                   380000        0        0
DUN & BRADSTREET CORP DEL NE   COM              26483E100     3619    47000 SH       SOLE                    47000        0        0
FISERV INC                     COM              337738108     3464    95000 SH       SOLE                    95000        0        0
GEO GROUP INC                  COM              36159R103     4220   318500 SH       SOLE                   318500        0        0
GOOGLE INC                     CL A             38259P508    17403    50000 SH       SOLE                    50000        0        0
ITT EDUCATIONAL SERVICES INC   COM              45068B109     8257    68000 SH       SOLE                    68000        0        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104    10170   150000 SH       SOLE                   150000        0        0
LENDER PROCESSING SVCS INC     COM              52602E102    55212  1803714 SH       SOLE                  1803714        0        0
LORILLARD INC                  COM              544147101    16979   275000 SH       SOLE                   275000        0        0
MASTERCARD INC                 CL A             57636Q104    43712   261000 SH       SOLE                   261000        0        0
MAXIM INTEGRATED PRODS INC     COM              57772K101   137103 10378742 SH       SOLE                 10378742        0        0
MONSANTO CO NEW                COM              61166W101     9332   112300 SH       SOLE                   112300        0        0
PHILIP MORRIS INTL INC         COM              718172109    10318   290000 SH       SOLE                   290000        0        0
PRICELINE COM INC              COM NEW          741503403    15242   193475 SH       SOLE                   193475        0        0
SYNOPSYS INC                   COM              871607107    27306  1317200 SH       SOLE                  1317200        0        0
TERADATA CORP DEL              COM              88076W103    35255  2173550 SH       SOLE                  2173550        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102     4163   116700 SH       SOLE                   116700        0        0
TRANSDIGM GROUP INC            COM              893641100    92183  2807042 SH       SOLE                  2807042        0        0
VIASAT INC                     COM              92552V100    19044   914700 SH       SOLE                   914700        0        0
VISA INC                       COM CL A         92826C839    39198   705000 SH       SOLE                   705000        0        0
WESTERN UN CO                  COM              959802109     4672   371700 SH       SOLE                   371700        0        0